Consolidated Balance Sheets		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Current assets:
Cash and cash equivalents		$ 184,856	$ 532,605
Restricted cash		251,932	792,204
Accounts receivable, net		13,582,352	12,037,136
Accounts receivable, related parties		3,178,800	1,314,332
Inventories		9,725,561	8,836,815
Advance to suppliers		6,205,921	9,437,740
Advance to suppliers, related parties		1,284,785	0
Other receivables		153,832	139,505
Other receivables, related parties		14,300	0
Short-term investment		4,537,044	0
Other current assets		4,244,137
Total current assets		43,363,520	33,090,337
Property, plant and equipment, net		7,102,555	2,157,214
Intangible assets, net		2,678,447	61,972
Right-of-use assets		6,032,330	6,457,903
Deferred tax assets		78,033	100,994
Long-term investment		193,453	410,998
Other non-current assets		0	3,753,785
TOTAL ASSETS		59,448,338	46,033,203
Current liabilities:
Short-term borrowings		8,293,890	1,055,828
Accounts payable		6,097,560	8,335,266
Accounts payable, related parties		132,136	0
Accrued expenses and other current liabilities		1,191,559	822,014
Advances from customers		1,573,763	628,067
Long-term loans – current portion		778,103	161,529
Tax payable		929,213	1,021,395
Total current liabilities:		20,773,112	15,534,264
Long-term loans		3,409,358	3,913,204
TOTAL LIABILITIES		24,182,470	19,447,468
COMMITMENTS AND CONTINGENCIES		0	0
Shareholders’ Equity:
Additional paid-in capital		27,837,444	18,641,264
Statutory reserve		1,244,717	1,123,204
Retained earnings		6,549,754	8,061,204
Accumulated other comprehensive loss		(385,736)	(1,244,996)
Total Shareholders’ equity		35,265,868	26,585,735
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		59,448,338	46,033,203
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary shares value	[1]	18,789	4,959
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares value	[1]	900	100
Related Party
Current liabilities:
Due to related parties		$ 1,776,888	$ 3,510,165

[1]	All share and per-share amounts related to the Company’s ordinary shares presented in the consolidated financial statements have been retroactively adjusted to reflect the 1-for-10 reverse stock split, or share consolidation, which became effective on April 20, 2026.